TEMPLETON GLOBAL
GOVERNMENTS INCOME TRUST

YOUR FUND'S OBJECTIVE:

The Templeton Global Governments Income Trust seeks high current income, with capital appreciation and growth of income, by investing primarily in a portfolio of debt securities of governments and government agencies of various nations throughout the world.

January 16, 1996
Dear Shareholder:

This report for the quarter ended November 30, 1995, includes your Fund's long-term performance, a listing of investments, and a brief commentary from the Fund's manager regarding the investment environment.

It is one of four reports you will receive during the Fund's fiscal year. Next quarter, you'll receive the semi-annual report covering the six months ended February 29, 1996. The semi-annual report provides a more comprehensive discussion of the financial markets and their impact on the Fund, a summary of the Fund's performance, and an in-depth manager's discussion and analysis. Also included are the Fund's unaudited statements and complete investment portfolio. If you have any questions about this quarterly update, you may call the Franklin Templeton Fund Information Department at 1-800/342-5236.


TEMPLETON GLOBAL
GOVERNMENTS INCOME TRUST

Cumulative Total Returns*
Periods ended November 30, 1995

                                                           Since
                                                           Inception
                                   One-Year    Five-Year   (11/22/88)

Based on change
in net asset value                 15.56%      40.69%      65.77%

Based on change
in market price                    17.85%      25.43%      37.98%

*Cumulative total return calculations show the change in value of an investment over the periods indicated. These calculations assume reinvestment of all distributions and capital gains, either at net asset value or at market price on the reinvestment date in accordance with the dividend reinvestment plan.

Investments in foreign securities involve special risks, such as market and currency volatility and adverse economic, social and political developments in the countries where the Fund is invested. Developing markets involve heightened risks related to the same factors, in addition to risks associated with the relatively small size and lesser liquidity of these markets.

Past performance is not predictive of future results.

Manager's Discussion

One of the most important financial events of the twentieth century is approaching its final stages. Planning initiated by the founders of the European Economic Community in the early 1950s is likely to culminate in a common European currency in the next five to ten years. For the average American, the novelty of a European common currency masks the wrenching structural transformations that have taken place in the European economic framework, which have made such a currency possible.

Probably the most important developments have taken place in government finance. As Americans, we are well aware of the ongoing debate about social spending in the United States, but Europe is the real home of the modern welfare state. In the 1950s and 1960s, European workers enjoyed unemployment compensation nearly equal to full working salaries, as well as pensions guaranteed by the government at early retirement ages. By the mid-1980s, such conditions had fostered low economic growth, high unemployment, large fiscal deficits, and weak currencies -- an environment the financial markets termed "Eurosclerosis."

In the late 1980s, however, attitudes began to change. The opening of European financial markets to foreign capital flows forced European governments to compete for capital, and it became clear that only through reform, such as a common currency, could they continue to attract foreign investment. However, membership in a common currency union was to be allowed only if countries met stringent criteria concerning low inflation and healthy government finances. By 1995, many European countries were experiencing slow economic growth, lower interest rates, and stable inflation -- a climate conducive to investing. Although some countries lag behind others, in our opinion these weaker countries will make whatever reforms are necessary in order to participate in the positive economic environment enjoyed by the European leaders. We shall therefore continue to monitor all European markets in the belief that they will provide investment opportunities for our shareholders in the years to come.

Sincerely,


/s/ Thomas W. Wilkinson
Thomas W. Wilkinson, CFA
Portfolio Manager
Templeton Global Governments Income Trust

Templeton Global Governments Income Trust
Investment Portfolio, November 30, 1995 (unaudited)

--------------------------------------------------------------------------------

  PRINCIPAL IN
 LOCAL CURRENCY*                                                      VALUE
-------------------------------------------------------------------------------
 BONDS--GOVERNMENT & GOVERNMENT AGENCIES: 87.4%
-------------------------------------------------------------------------------
                      Buoni Poliennali del Tes:
  3,640,000,000  Itl. 8.50%, 8/01/99                               $  2,112,822
  2,340,000,000  Itl. 10.50%, 9/01/05                                 1,406,428
      4,360,000  Ger. Deutsche Bundespost, 7.75%, 10/01/04            3,283,753
      2,800,000  Aus. Eurofima, 9.875%, 1/17/07                       2,229,581
                      Federal Republic of Germany, Bundes,
      3,740,000  Ger. 8.00%, 1/21/02                                  2,892,039
                      Federal Republic of Germany, Unity, 8.75%,
      7,285,000  Ger. 8/20/01                                         5,830,720
                      Government of Canada:
      1,104,000  Can. 10.50%, 3/01/01                                   942,884
      2,550,000  Can. 9.75%, 6/01/21                                  2,322,209
      3,250,000  Can. 8.00%, 6/01/23                                  2,492,915
                      Government of Denmark:
      9,020,000  Den. 9.00%, 11/15/98                                 1,742,820
     18,096,000  Den. 8.00%, 5/15/03                                  3,398,269
                      Government of France:
     19,870,000   Fr. 8.125%, 5/25/99                                 4,250,150
     19,774,000   Fr. 8.50%, 3/28/00                                  4,312,425
     18,636,000   Fr. 9.50%, 1/25/01                                  4,255,432
                      Government of Italy:
  3,515,000,000  Itl. 12.00%, 1/01/97                                 2,222,150
  4,000,000,000  Itl. 12.00%, 1/20/98                                 2,563,260
  3,230,000,000  Itl. FRN, 8/01/99                                    2,035,315
  5,790,000,000  Itl. 10.50%, 7/15/00                                 3,568,115
                      Government of New Zealand:
      2,750,000  N.Z. 6.50%, 2/15/00                                  1,752,136
      2,515,000  N.Z. 8.00%, 4/15/04                                  1,743,252
                      Government of Spain:
    390,000,000   Sp. 13.45%, 4/15/96                                 3,200,560
    296,000,000   Sp. 11.90%, 7/15/96                                 2,429,863
    396,830,000   Sp. 12.25%, 3/25/00                                 3,478,762
    344,600,000   Sp. 11.30%, 1/15/02                                 2,951,558
    249,900,000   Sp. 10.00%, 2/28/05                                 1,995,672
      4,675,000       International Bank
                      Reconstruction/Development, 7.125%,
                 Ger. 4/12/05                                         3,445,205
     18,918,000  Den. Kingdom of Denmark, 8.00%, 11/15/01             3,594,842
                      Kingdom of Sweden:
     15,000,000  Swe. 10.25%, 5/05/03                                 2,485,148
      7,700,000  Swe. 9.00%, 4/20/09                                  1,190,770
      4,400,000       New South Wales Treasury Corp., 12.00%,
                 Aus. 12/01/01, 144a                                  3,883,588
                      New South Wales Treasury Corp., 7.00%,
      4,000,000  Aus. 4/01/04                                         2,736,985
                      Province of British Columbia, 9.85%,
      8,350,000  Can. 5/01/98                                         6,625,540
      2,100,000  Can. Province of Nova Scotia, 8.75%, 4/01/22         2,484,006
      3,000,000  Can. Province of Ontario, 8.00%, 3/11/03             2,292,760
                      Queensland Treasury Corp. Exch. Global,
      6,000,000  Aus. 8.00%, 5/14/03                                  4,393,276

Templeton Global Governments Income Trust
Investment Portfolio, November 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

  PRINCIPAL IN
 LOCAL CURRENCY*                                                      VALUE
-------------------------------------------------------------------------------
 BONDS--GOVERNMENT & GOVERNMENT AGENCIES (CONT.)
-------------------------------------------------------------------------------
    5,000,000     U.S. Republic of Argentina, 8.375%, 12/20/03     $  3,962,500
                       Thailand Military Bank:
   20,000,000    Thai. 11.125%, 6/3/96                                  789,507
   21,000,000    Thai. 11.00%, 6/5/96                                   830,485
                       Treasury Corp. of Victoria, 8.25%,
    9,500,000     Aus. 10/15/03                                       7,024,015
                       United Kingdom:
    1,065,000     U.K. 9.50%, 1/15/99                                 1,756,309
    2,505,000     U.K. 6.75%, 11/26/04                                3,639,818
                       U.S. Treasury Bonds:
    1,170,000     U.S. 10.75%, 5/15/03                                1,522,463
    1,455,000     U.S. 6.25%, 8/15/23                                 1,455,451
    4,713,000     U.S. 7.625%, 2/15/25                                5,606,255
                       U.S. Treasury Notes:
    4,430,000     U.S. 5.875%, 2/15/04                                4,465,307
    4,900,000     U.S. 7.25%, 5/15/04                                 5,378,534
    2,290,000     U.S. 11.625%, 11/15/04                              3,211,359
      840,000     U.S. 6.50% 05/15/05                                   883,705
    1,600,000     U.S. 9.125%, 5/15/99                                1,779,744
    4,375,000     U.S. 8.00%, 8/15/99                                 4,733,881
    3,507,000     U.S. 7.75%, 11/30/99                                3,782,089
    3,500,000     U.S. United Mexican States, FRN, 7/20/97, 144a      3,548,125
                       Venezuela Front Load Interest Reduction
    3,000,000     U.S. Bond, A, 3/31/07                               1,413,750
                                                                   ------------
 TOTAL BONDS--GOVERNMENT & GOVERNMENT AGENCIES                      158,328,507
-------------------------------------------------------------------------------
 BONDS--CORPORATE: 7.0%
-------------------------------------------------------------------------------
    1,750,000     U.S. Bombril SA, 8.00%, 8/26/98                     1,553,125
                       Compania Naviera Perez Companc SA,
    2,000,000     U.S. 8.375%, 7/30/98                                1,910,000
    1,500,000     U.S. Dine SA de CV, 8.125%, 10/15/98                1,293,750
    1,873,366     U.S. Electricidad de Caracas, FRN, 9/30/03            775,105
    1,525,000     U.S. Essar Gujarat Ltd., FRN, 7/15/99, 144a         1,519,281
    2,000,000     U.S. News America Holdings, 8.625%, 2/07/14         1,313,352
    3,000,000     U.S. Quantas Airways Ltd., 7.50%, 6/30/03           3,112,440
                       TNT Pacific Finance Ltd., 9.00%, conv.,
    1,650,000     Aus. 7/27/98                                        1,218,919
                                                                   ------------
 TOTAL BONDS--CORPORATE                                              12,695,972
-------------------------------------------------------------------------------
 INDEXED SECURITIES: 0.5%
-------------------------------------------------------------------------------
    3,000,000     U.S. IBM Credit Corp., (principal is linked to
                        the change in the Japanese Yen to
                        U.S. Dollar foreign exchange rate
                        between issue date (169 Yen/U.S. Dollar)
                        and maturity date), 10.75%, 12/04/95            988,788
-------------------------------------------------------------------------------

Templeton Global Governments Income Trust
Investment Portfolio, November 30, 1995 (unaudited) (cont.)

--------------------------------------------------------------------------------

  PRINCIPAL IN
 LOCAL CURRENCY*                                                     VALUE
------------------------------------------------------------------------------
 SHORT TERM OBLIGATIONS: 2.1%
------------------------------------------------------------------------------
   20,000,000    Thai. Bangkok Bank, 11.50%, 5/16/96              $    792,434
      410,000     U.S. Federal Home Loan Mortgage Corp., 5.61%
                        to 5.65%, with
                        maturities to 12/26/95                         408,649
   14,000,000     Swe. Sweden Treasury Bill, 8.68%, 11/20/96         1,953,903
                       U.S. Treasury Bills, 5.21% to 5.35% with
      720,000     U.S. maturities to 1/25/96                           715,237
                                                                  ------------
 TOTAL SHORT TERM OBLIGATIONS                                        3,870,223
------------------------------------------------------------------------------
 TOTAL INVESTMENTS: 97.0%                                          175,883,490
 UNREALIZED LOSS IN FORWARD EXCHANGE CONTRACTS: 0.1%                   124,891
 OTHER ASSETS, LESS LIABILITIES: 2.9%                                5,194,274
                                                                  ------------
 TOTAL NET ASSETS: 100.0%                                         $181,202,655
                                                                  ============

* CURRENCY OF COUNTRIES INDICATED.

Templeton Global Governments Income Trust
Financial Highlights, November 30, 1995 (unaudited)

--------------------------------------------------------------------------------

                                                              NET ASSET VALUE
                                        TOTAL NET ASSETS         PER SHARE
                                    ------------------------- ----------------
Net Asset Value:
 Beginning of period, September 1,
  1995                                           $176,212,204          $  7.71
  Net investment income             $ 3,311,654               $   .15
  Distribution from net investment
   income                            (3,426,423)                 (.15)
  Net realized and unrealized gain
   from security transactions         5,105,220                   .22
                                    -----------               -------
  Net increase in net asset value                   4,990,451              .22
                                                 ------------          -------
 End of period, November 30, 1995                $181,202,655          $  7.93
                                                 ============          =======

---


  This report is sent to the shareholders of Templeton Global Governments In-come Trust for their information. It is not a prospectus, circular, or repre-sentation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

                                     Notes
                                     -----

--------------------------------------------------------------------------------

------------------------------------------

 TEMPLETON GLOBAL GOVERNMENTS
 INCOME TRUST

 700 Central Avenue
 St. Petersburg,
 Florida 33701-3628

 Investors should be aware that the value of investments made for the Fund may go up as well as down and that the Investment Manager may make errors in selecting securities for the Fund's portfolio. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

 To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

------------------------------------------

[RECYCLED PAPER LOGO APPEARS HERE]    TLTGG Q95 01/96



TEMPLETON

GLOBAL

GOVERNMENTS

INCOME

TRUST


First Quarter Report
November 30, 1995



[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

--------------------------------------------------------------------------------